Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Retained Earnings [Member]	Total	Common Stock [Member]	Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2019	$ 1	$ (21,610,915)	$ (6,396,451)	$ 1	$ 15,214,462
Beginning balance, shares at Dec. 31, 2019	1,334			604
Common stock issued for acquisition of centurion, shares				7,605
Common stock issued for conversion of debt			14,359,446	$ 51	14,359,395
Common stock issued for conversion of debt, shares				50,847
Common stock issued for exercised cashless warrant				$ 2	(2)
Common stock issued for exercised cashless warrant, shares				2,377
Preferred stock issued for service - related party	$ 5		158,644		158,639
Preferred stock issued for service - related party, shares	4,666			1,796
Resolution of derivative liability upon exercise of warrant			406,856		406,856
Warrant issued in conjunction with debts
Stock-based compensation			1,191,002	$ 3	1,190,999
Net loss		(13,907,669)	(13,907,669)
Common stock issued for cash, shares				753
Stock-based compensation, shares				2,581
Common stock issued for asset purchase			$ 180,000	$ 9	179,991
Common stock issued for asset purchase, shares			1,197	8,802
Settlement of stock subscriptions	$ 144				(144)
Settlement of stock subscriptions, shares	144,000			97
Beneficial conversion feature			517,500		517,500
Ending balance at Dec. 31, 2020	$ 150	(35,518,584)	(3,490,672)	$ 66	32,027,696
Ending balance, shares at Dec. 31, 2020	150,000			65,308
Common stock issued for conversion of preferred stock			312,923	$ 15	312,908
Common stock issued for conversion of preferred stock, shares				14,533
Common stock issued for conversion of debt			1,523,258	$ 102	1,523,156
Common stock issued for conversion of debt, shares				101,748
Common stock issued in conjunction with convertible notes			88,738	$ 3	88,735
Common stock issued in conjunction with convertible notes, shares				2,863
Common stock issued for exercised cashless warrant				$ 9	(9)
Common stock issued for exercised cashless warrant, shares				8,923
Resolution of derivative liability upon exercise of warrant			139,067		139,067
Stock-based compensation			680,444	$ 9	680,435
Net loss		(3,731,093)	(3,731,093)
Adjustment of reverse stock split
Common stock issued for cash			846,801	$ 83	846,718
Common stock issued for cash, shares				83,336
Stock-based compensation, shares				9,168
Adjustment of reverse stock split, shares				669
Ending balance at Jun. 30, 2021	$ 150	(39,249,677)	(3,630,534)	$ 743	35,618,250
Ending balance, shares at Jun. 30, 2021	150,000			743,246
Beginning balance at Dec. 31, 2020	$ 150	(35,518,584)	(3,490,672)	$ 66	32,027,696
Beginning balance, shares at Dec. 31, 2020	150,000			65,308
Common stock issued for conversion of debt			1,842,853	$ 25	1,842,828
Common stock issued for conversion of debt, shares				24,536
Common stock issued in conjunction with convertible notes			133,663	$ 1	133,662
Common stock issued in conjunction with convertible notes, shares				1,414
Common stock issued for exercised cashless warrant				$ 1	(1)
Common stock issued for exercised cashless warrant, shares				1,116
Resolution of derivative liability upon exercise of warrant			139,067		139,067
Warrant issued in conjunction with debts			1,024,780		1,024,780
Stock-based compensation			968,470	$ 1	968,469
Net loss		(6,515,303)	(6,515,303)
Common stock issued for cash			846,801	$ 10	846,791
Common stock issued for cash, shares				10,419
Stock-based compensation, shares				1,227
Common stock issued for conversion of Series B preferred stock			827,106	$ 18	827,088
Common stock issued for conversion of Series B preferred stock, shares				18,024
Ending balance at Dec. 31, 2021	$ 150	(42,033,887)	(4,223,235)	$ 122	37,810,380
Ending balance, shares at Dec. 31, 2021	150,000			122,044
Beginning balance at Mar. 31, 2021	$ 150	(37,698,831)	(2,832,993)	$ 721	34,864,967
Beginning balance, shares at Mar. 31, 2021	150,000			721,032
Common stock issued for conversion of preferred stock			144,716	$ 9	144,707
Common stock issued for conversion of preferred stock, shares				8,934
Common stock issued for exercised cashless warrant				$ 9	(9)
Common stock issued for exercised cashless warrant, shares				8,923
Resolution of derivative liability upon exercise of warrant			139,067		139,067
Stock-based compensation			276,326	$ 4	276,322
Net loss		(1,550,846)	(1,550,846)
Adjustment of reverse stock split
Stock-based compensation, shares				3,688
Adjustment of reverse stock split, shares				669
Cash received for issued stock			193,196		193,196
Ending balance at Jun. 30, 2021	$ 150	(39,249,677)	(3,630,534)	$ 743	35,618,250
Ending balance, shares at Jun. 30, 2021	150,000			743,246
Beginning balance at Dec. 31, 2021	$ 150	(42,033,887)	(4,223,235)	$ 122	37,810,380
Beginning balance, shares at Dec. 31, 2021	150,000			122,044
Cumulative-effect adjustment from adoption of ASU 2020-06		439,857	(77,643)		(517,500)
Common stock issued for acquisition of centurion			2,476,188	$ 381	2,475,807
Common stock issued for acquisition of centurion, shares				380,952
Common stock issued for conversion of preferred stock				$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)			108,000
Common stock issued for conversion of debt			29,325	$ 165	29,160
Common stock issued for conversion of debt, shares				165,273
Common stock issued in conjunction with convertible notes			140,936	$ 18	140,918
Common stock issued in conjunction with convertible notes, shares				18,170
Common stock issued for exercised cashless warrant				$ 7	(7)
Common stock issued for exercised cashless warrant, shares				6,631
Preferred stock issued for service - related party			844,201	$ 153	844,048
Preferred stock issued for service - related party, shares				153,491
Resolution of derivative liability upon exercise of warrant			57,883		57,883
Warrant issued in conjunction with debts			47,628		47,628
Stock-based compensation			(45,511)		(45,511)
Net loss		(4,384,162)	(4,384,162)
Ending balance at Jun. 30, 2022	$ 150	(45,978,192)	(5,134,390)	$ 954	40,842,698
Ending balance, shares at Jun. 30, 2022	149,892			954,561
Beginning balance at Mar. 31, 2022	$ 150	(43,531,980)	(6,178,325)	$ 148	37,353,357
Beginning balance, shares at Mar. 31, 2022	150,000			148,367
Common stock issued for acquisition of centurion			2,476,188	$ 381	2,475,807
Common stock issued for acquisition of centurion, shares				380,952
Common stock issued for conversion of preferred stock
Common stock issued for conversion of preferred stock, shares	(108)
Common stock issued for conversion of debt			1,512	$ 151	1,361
Common stock issued for conversion of debt, shares				151,200
Common stock issued in conjunction with convertible notes			78,444	$ 13	78,431
Common stock issued in conjunction with convertible notes, shares				12,551
Preferred stock issued for service - related party			844,201	$ 153	844,048
Preferred stock issued for service - related party, shares				153,491
Warrant issued in conjunction with debts			47,628		47,628
Stock-based compensation			42,174		42,174
Net loss		(2,446,212)	(2,446,212)
Adjustment of reverse stock split
Ending balance at Jun. 30, 2022	$ 150	$ (45,978,192)	$ (5,134,390)	$ 954	$ 40,842,698
Ending balance, shares at Jun. 30, 2022	149,892			954,561